                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [_];  Amendment Number:  ______________________
      This Amendment  (Check only one.):         [_]  is a restatement.
                                                 [_]  adds new holdings
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:     Oberweis Asset Management, Inc.
Address:  951 Ice Cream Dr., Suite 200
          North Aurora, IL  60542

Form 13F File Number:  28-4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Patrick B. Joyce
Title:    Executive Vice President
Phone:    (800) 323-6166

Signature, Place, and Date of Signing:


/s/ Pat Joyce              North Aurora, IL         December 28, 1999
-----------------------
[Signature]                [City, State]            [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers reporting for this Manager:
[If there are no entries in this list, omit this section.]

                                                  OBERWEIS ASSET MANAGEMENT, INC.
                                                             FORM 13F
                                                        SEPTEMBER 30, 1999

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER       -----------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
4Front Technologies, Inc.      com              351042106      275    20000 SH       SOLE                    20000
AVT Corporation                com              002420107      229     7000 SH       SOLE                     7000
Abacus Direct Corp.            com              002553105     2177    18500 SH       SOLE                    18500
Abercrombie & Fitch Co.        com              002896207      314     9400 SH       SOLE                     7000              2400
Action Performance             com              004933107      447    20000 SH       SOLE                    20000
Advance Paradigm Inc.          com              007491103     6971   128500 SH       SOLE                   115000             13500
Advanced Communication         com              00750X109      579    46800 SH       SOLE                    40000              6800
Advanced Digital               com              007525108      275    10000 SH       SOLE                    10000
Akorn, Inc.                    com              009728106      216    50000 SH       SOLE                    50000
American Eagle Outfitters      com              02553E106     3823    76850 SH       SOLE                    66000             10850
American Healthcorp, Inc.      com              02649v104       93    15000 SH       SOLE                    15000
Analytical Surveys Inc.        com              032683302      312    20000 SH       SOLE                    20000
Andrx Corporation              com              034551101     5600   108600 SH       SOLE                    84500             24100
Aremissoft Corporation         com              040026106      866    72900 SH       SOLE                    20000             52900
Audiovox Corporation Class A   com              050757103     1521    81100 SH       SOLE                    60000             21100
Barrett Resources Corporation  com              068480201      310     8500 SH       SOLE                     7000              1500
Biogen Inc.                    com              090597105      691     8300 SH       SOLE                     3000              5300
Broadcom Corporation           com              111320107      259     2300 SH       SOLE                                       2300
Broadvision Inc.               com              111412102     4483    32250 SH       SOLE                    30000              2250
Business Resource Group        com              12329k104       67    20000 SH       SOLE                    20000
C-COR.Net Corporation          com              125010108      847    30000 SH       SOLE                    30000
CAM Data Systems Inc.          com              131730103     1088   104272 SH       SOLE                    76100             28172
CGI Group Incorporated Class A com              39945C109      656    32500 SH       SOLE                    32500
Candela Corporation            com              136907102     1981   196910 SH       SOLE                   165000             31910
Carrier Access Corporation     com              144460102     1285    29950 SH       SOLE                    18000             11950
Chattem Inc.                   com              162456107      562    26000 SH       SOLE                    25400               600
Check Point Software           com              M22465104      417     4950 SH       SOLE                     3000              1950
Chevron Corp.                  com              166751107      397     4500 SH       SOLE                                       4500
Chico's Fas Inc.               com              168615102     2301    81450 SH       SOLE                    66000             15450
Children's Place               com              168905107     1504    57700 SH       SOLE                    49000              8700
Chirex Inc.                    com              170038103     1001    38300 SH       SOLE                    30000              8300
Citrix Systems Inc.            com              177376100      469     7900 SH       SOLE                     4000              3900
Cognizant Technology Solutions com              192446102     1066    34700 SH       SOLE                    30000              4700
Colorado Medtech, Inc.         com              19652U104     1226    87200 SH       SOLE                    60000             27200
Concord EFS, Inc.              com              206197105      204    10000 SH       SOLE                    10000
Core, Inc.                     com              21867p102      137    17400 SH       SOLE                    17400
Creative Master Intl., Inc.    com              22528Y201      280    65000 SH       SOLE                    60000              5000
Cutter & Buck Inc.             com              232217109     1428    84600 SH       SOLE                    67500             17100
Cybex Computer Products        com              232522102     1035    30000 SH       SOLE                    30000
Dental/Medical Diagnostic Syst com              24873K208       79    20000 SH       SOLE                    20000
Digital Biometrics Inc.        com              253833107      168    61000 SH       SOLE                    38000             23000
ESS Technology, Inc.           com              269151106      547    40000 SH       SOLE                    40000
Elan Corporation PLC           com              284131208      267     8000 SH       SOLE                     8000
Fotoball USA, Inc.             com              350384103      122    20000 SH       SOLE                    20000
Frenchtex                      com              357814102        6    25000 SH       SOLE                    25000
Genesis Microchip Inc.         com              371933102     1705    92800 SH       SOLE                    50000             42800
Gentner Communications         com              37245J105     1517   178500 SH       SOLE                   100000             78500
Gilat Communications, Ltd.     com              M50876107     1384    97100 SH       SOLE                    70000             27100
Gildan Activewear Inc.         com              375916103      533    31700 SH       SOLE                    20000             11700
Gliatech, Inc.                 com              37929C103      462    26500 SH       SOLE                    25000              1500
Hain Food Group Inc            com              405219106     1153    46600 SH       SOLE                    30000             16600
ICT Group                      com              44929Y101      288    40800 SH       SOLE                    20000             20800
Impath, Inc.                   com              45255G101     1608    53700 SH       SOLE                    50000              3700
Infocure Corporation           com              45665A108     1152    64200 SH       SOLE                    45000             19200
Innovative Medical Services    com              45766r109       78    50000 SH       SOLE                    50000
Intel Corporation              com              458140100      247     3290 SH       SOLE                                       3290
Intranet Solutions, Inc.       com              460939309     1246   137500 SH       SOLE                   110000             27500
JDS Uniphase Corporation       com              909149106      230     2000 SH       SOLE                     2000
Jakks Pacific Inc.             com              47012E106     1540    39500 SH       SOLE                    25000             14500
Javelin Systems, Inc.          com              471896100     2844   293600 SH       SOLE                   260000             33600
K-Swiss, Inc.                  com              482686102      600    19480 SH       SOLE                    10000              9480
King Pharmaceuticals Inc.      com              495582108     3948   111400 SH       SOLE                    89000             22400
Legato Systems, Inc.           com              524651106      205     5000 SH       SOLE                     5000
Loronix Information Systems    com              544183106      312    24000 SH       SOLE                     6000             18000
Magic Software Enterprises Ltd com              559166103      394    19700 SH       SOLE                    10000              9700
Manatron Inc.                  com              562048108      194    36500 SH       SOLE                    20000             16500
Meade Instruments Corporation  com              583062104      232    10000 SH       SOLE                    10000
Measurement Specialties Inc.   com              583421102      400    20700 SH       SOLE                    10000             10700
Mercury Interactive Corporatio com              589405109     1271    19380 SH       SOLE                     5000             14380
Micromuse Incorporated         com              595094103     1586    24500 SH       SOLE                    24000               500
Microsoft Corp.                com              594918104      297     3300 SH       SOLE                                       3300
Mindspring Enterprises         com              602683104     4050   150700 SH       SOLE                   126000             24700
Mobil Corp.                    com              607059102      612     6200 SH       SOLE                                       6200
Navigant Consulting Company    com              63935n107      875    20000 SH       SOLE                    20000
Netsmart Technologies          com              64114W306      604    87800 SH       SOLE                    30000             57800
Network Appliance Inc.         com              64120L104     2114    30000 SH       SOLE                    30000
New Horizons Worldwide         com              645526104      214    13500 SH       SOLE                    12500              1000
Open Text Corporation          com              683715106      780    39000 SH       SOLE                    39000
Optical Coating Laboratory     com              683829105      230     2500 SH       SOLE                     2500
P.F. Changs China Bistro       com              69333y108      312    15400 SH       SOLE                    10000              5400
Papa John's International Inc. com              698813102     1787    45000 SH       SOLE                    45000
Peregrine Systems              com              71366Q101     1273    30600 SH       SOLE                    26000              4600
Performance Technologies       com              71376K102     1905    87580 SH       SOLE                    65000             22580
Pervasive Software             com              715710109      238     6900 SH       SOLE                     5200              1700
Polycom Inc.                   com              73172K104      297     6500 SH       SOLE                     6000               500
Polymedica Corp.               com              731738100     2446   121550 SH       SOLE                    90000             31550
Power Wave Technology          com              739363109      287     6000 SH       SOLE                     6000
Pre-Paid Legal Services        com              740065107      236     6200 SH       SOLE                                       6200
Qiagen N.A.                    com              730000106     2677    59500 SH       SOLE                    59500
Qlogic Corp                    com              747277101     4443    62060 SH       SOLE                    44000             18060
Quest Education Corporation    com              74835f102       76    10000 SH       SOLE                    10000
Questron Technology, Inc.      com              748372208       69    20000 SH       SOLE                    20000
RCM Technologies               com              749360400      241    23000 SH       SOLE                    20000              3000
RF Micro Devices, Inc.         com              749941100     5319   112800 SH       SOLE                    86000             26800
RMH Teleservices, Inc.         com              749938106       75    20000 SH       SOLE                    20000
Radiant Systems                com              75025N102      422    24200 SH       SOLE                    20000              4200
Railamerica Inc.               com              750753105      196    20000 SH       SOLE                    20000
Rehabilicare Incorporated      com              758944102       77    20000 SH       SOLE                    20000
Salton Inc.                    com              795757103     5361   177600 SH       SOLE                   150000             27600
Sapient Corporation            com              803062108     1102    12000 SH       SOLE                    12000
ScanSource, Inc.               com              806037107      282    10000 SH       SOLE                    10000
Seracare Inc.                  com              817473101       40    10000 SH       SOLE                    10000
Siebel Systems Inc.            com              826170102      614     9200 SH       SOLE                     5000              4200
Softworks, Inc.                com              83404P102      415    80000 SH       SOLE                    80000
Spectralink Corp.              com              847580107      434    90100 SH       SOLE                    30000             60100
Stericycle, Inc.               com              858912108      747    50000 SH       SOLE                    50000
Steven Madden Ltd.             com              556269108      668    52900 SH       SOLE                    35000             17900
Sunrise Assisted Living        com              86768K106      535    21000 SH       SOLE                    20200               800
Suprema Specialties, Inc.      com              86859f107     1726   215700 SH       SOLE                   140000             75700
TTI Team Telecom               com              m88258104      124    12200 SH       SOLE                    12200
Take-Two Interactive Software  com              874054109      422    40000 SH       SOLE                    40000
Talx Corporation               com              874915105      193    24500 SH       SOLE                    15000              9500
The Laser Center               com              872934104      364    15000 SH       SOLE                    15000
Transwitch Corporation         com              894065101     3416    60200 SH       SOLE                    49000             11200
Tricom, S.A.                   com              89612a100      325    40000 SH       SOLE                    40000
US Lec Corp.                   com              90331S109     1242    46200 SH       SOLE                    40000              6200
Veramark Technologies          com              923351100      112    10000 SH       SOLE                    10000
Veritas Software Corp.         com              923436109     1038    14000 SH       SOLE                    14000
Verity Inc.                    com              92343C106     5303    75490 SH       SOLE                    48200             27290
Visual Networks, Inc.          com              928444108     1418    36300 SH       SOLE                    26000             10300
Visx Inc. Del                  com              92844S105      219     3000 SH       SOLE                     3000
Vitesse Semiconductor Co.      com              928497106      539     6500 SH       SOLE                     4000              2500
Xeikon NV ADR                  com              984003103      860    41200 SH       SOLE                    40000              1200
Zoll Medical Corporation       com              989922109     2165    73710 SH       SOLE                    60000             13710
REPORT SUMMERY                124 DATA RECORDS              135535                   0 OTHER MANAGERS ONWHOSE BEHALF REPORT IS FILED

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:    ___________________

Form 13F Information Table Entry Total:   124 Data Records

Form 13F Information Table Value Total:  $ 135,535  (thousandths)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.